Note 3 - Transactions with Parties-In-Interest 2 (Details Textual) - EBP 88-0320154 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 82,593,162	$ 76,803,589
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 2,167,436	$ 2,151,679